UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
 March 31, 2006

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks - 88.2% (70.3% of Total Investments)

	Diversified - 5.3%

1,890,000	Newkirk Realty Trust Inc.	$34,190,100
222,900	Spirit Finance Corporation	2,719,380

	Total Diversified	36,909,480

	Industrial - 4.0%

626,600	First Industrial Realty Trust, Inc.	26,749,554

	Office - 26.6%

477,300	Equity Office Properties Trust	16,027,734
3,059,400	HRPT Properties Trust	35,917,356
1,090,500	Mack-Cali Realty Corporation	52,344,000
264,600	Maguire Properties, Inc.	9,657,900
1,120,600	Reckson Associates Realty Corporation	51,345,892
1,579,000	Republic Property Trust	18,584,830

	Total Office	183,877,712

	Residential - 14.4%

215,300	Apartment Investment & Management Company, Class A	10,097,570
795,000	Archstone-Smith Trust	38,772,150
464,500	AvalonBay Communities, Inc.	50,676,950

	Total Residential	99,546,670

	Retail - 19.2%

239,600	Cedar Shopping Centers Inc.	3,795,264
413,800	Federal Realty Investment Trust	31,117,760
775,400	Glimcher Realty Trust	22,021,360
711,000	Macerich Company	52,578,450
880,300	New Plan Excel Realty Trust	22,834,982

	Total Retail	132,347,816

	Specialized - 18.7%

2,013,000	Ashford Hospitality Trust Inc.	24,961,200
493,400	Cogdell Spencer Inc.	10,519,288
931,564	Hersha Hospitality Trust	9,120,012
1,587,300	Nationwide Health Properties, Inc.	34,126,950
1,740,300	Senior Housing Properties Trust	31,499,430
984,200	U-Store-It Trust	19,831,630

	Total Specialized	130,058,510

	Total Real Estate Investment Trust Common Stocks (cost $373,871,032)	609,489,742

Shares	Description (1)	Coupon		Value

	Real Estate Investment Trust Preferred Stocks - 34.6% (27.6% of Total Investments)

	Diversified - 8.9%

1,031,300	Crescent Real Estate Equities Company, Series A (Convertible)	6.750%		22,255,454
850,000	Crescent Real Estate Equities Company, Series B	9.500%		22,206,250
150,000	Lexington Corporate Properties Trust, Series B	8.050%		3,810,000
497,623	PS Business Parks, Inc., Series F	8.750%		12,619,719

	Total Diversified			60,891,423

	Office - 5.5%

95,400	Alexandria Real Estate Equities Inc., Series B	9.100%		2,423,160
160,000	Alexandria Real Estate Equities Inc., Series C	8.375%		4,180,800
200,000	Corporate Office Properties Trust, Series G	8.000%		5,116,000
12,141	Highwoods Properties, Inc., Series A	8.625%		12,827,725
543,000	Maguire Properties, Inc., Series A	7.625%		13,634,730

	Total Office			38,182,415

	Residential - 8.2%

603,500	Apartment Investment & Management Company, Series R	10.000%		15,347,005
511,100	Apartment Investment & Management Company, Series U	7.750%		12,757,056
183,000	Apartment Investment & Management Company, Series Y	7.875%		4,589,640
945,000	Home Properties Inc., Series F	9.000%		24,286,500

	Total Residential			56,980,201

	Retail - 5.5%

160,000	Cedar Shopping Centers Inc., Series A	8.875%		4,290,000
113,000	Glimcher Realty Trust, Series F	8.750%		2,881,500
202,300	Glimcher Realty Trust, Series G	8.125%		5,118,190
115,200	Mills Corp, Series C	9.000%		2,632,320
442,000	Mills Corp, Series G	7.875%		9,414,600
125,000	Saul Centers, Inc., Series A	8.000%		3,287,500
400,000	Taubman Centers, Inc., Series H	7.625%		10,040,000

	Total Retail			37,664,110

	Specialized - 6.5%

130,000	Ashford Hospitality Trust, Series A	8.550%		3,315,000
339,000	Boykin Lodging Company, Series A	10.500%		8,890,275
407,900	FelCor Lodging Trust Inc., Series C, (2)	8.000%		10,205,658
120,000	Hersha Hospitality Trust, Series A	8.000%		2,995,200
592,000	LaSalle Hotel Properties, Series A	10.250%		15,226,240
175,000	Strategic Hotel Capital Inc., Series B	8.250%		4,467,978

	Total Specialized			45,100,351

	Total Real Estate Investment Trust Preferred Stocks (cost $232,756,347)			238,818,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments - 2.6% (2.1% of Total Investments)

	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $17,940,909, collateralized by $19,335,000
$17,935	U.S. Treasury Notes, 4.500% due 2/15/36, value $18,295,744	4.250%	4/03/06	17,934,557

	Total Short-Term Investments (cost $17,934,557)			17,934,557

	Total Investments (cost $624,561,936) - 125.4%			866,242,799

	Other Assets Less Liabilities - (0.5)%			(3,283,684)

	Taxable Auctioned Preferred Shares, At Liquidation Value - (24.9)%			(172,000,000)

	Net Assets Applicable To Common Shares - 100%			$690,959,115

	Interest Rate Swaps outstanding at March 31, 2006:

		Fixed Rate
		Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	By The Fund	Payment	Received	Payment	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	By The Fund (3)	Frequency	Date	(Depreciation)

Citigroup Inc.	$43,000,000	4.800%	Monthly	4.661%	Monthly	2/06/07	$120,192
Citigroup Inc.	43,000,000	5.190	Monthly	4.661	Monthly	2/06/09	(86,560)

							$33,632

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Security is eligible for the Dividends Received Deduction.

(3)	Based on USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $624,561,936.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$244,019,442
Depreciation	(2,338,579)

Net unrealized appreciation (depreciation) of investments	$241,680,863

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Real Estate Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.